Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous non-current assets [abstract]
Deferred income tax assets (Note 9)	$ 216	$ 18
Ammonia catalysts - net of accumulated amortization of $79 (2017 - $61)	81	42
Long-term income tax receivable (Note 9)	36	64
Accrued pension benefit asset (Note 28)	27	24
Other - net of accumulated amortization of $38 (2017 - $35)	165	98
Other assets	$ 525	$ 246